Employee costs and share plans for employees, AstraZeneca Investment Plan (Details) - AstraZeneca Investment Plan EquityInstruments in Thousands	1 Months Ended
	Mar. 31, 2016 GBP (£) EquityInstruments	Aug. 31, 2015 USD ($) EquityInstruments	Mar. 31, 2015 GBP (£) EquityInstruments	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)
Share plans
Period of wait time until awards granted vest	8 years
Number of shares awarded	84	4	64
Weighted average fair value	£ 39.23	$ 66.42	£ 47.62	$ 56.38	$ 70.58
Minimum
Share plans
Period of performance conditions	3 years
Maximum
Share plans
Period of performance conditions	8 years